Summarized Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information Table Text Block

	2016
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Operating revenues	$159,386	$146,591	$199,253	$215,861	$721,091
Operating expenses	126,868	94,746	99,788	99,313	420,715
Other income (expense), net:
Interest expense (excludes contractual interest expense of $141.5 million for the year ended December 31, 2016)	(49,903)	(16,662)	—	—	(66,565)
Restructuring expenses	(5,579)	(1,569)	(28)	—	(7,176)
Contract settlement	—	—	—	(131,106)	(131,106)
Other income (expense), net	943	2,411	2,124	1,993	7,471
Total other (expense) income, net	(54,539)	(15,820)	2,096	(129,113)	(197,376)
Reorganization items, net	—	(22,183)	(3,109)	(22,211)	(47,503)
Income before income tax (benefit) provision	(22,021)	13,842	98,452	(34,776)	55,497
Income tax (benefit) provision	(190)	(160)	45	(349)	(654)
Net (loss) income	$(21,831)	$14,002	$98,407	$(34,427)	$56,151
Net income (loss) per common share — basic	$(0.14)	$0.09	$0.64	$(0.22)	$0.37
Net income (loss) per common share — fully diluted	$(0.14)	$0.09	$0.64	$(0.22)	$0.36

	2015
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Operating revenues	$219,309	$207,998	$222,503	$189,301	$839,111
Gain (loss) on commodity derivatives	36,865	(3,646)	9,390	2	42,611
Operating expenses	189,347	188,483	195,339	207,452	780,621
Ceiling test and other impairments	—	—	—	3,144,899	3,144,899
Interest expense	(42,668)	(42,619)	(43,137)	(43,494)	(171,918)
Other income (expense), net	(992)	1,827	2,354	903	4,092
Income before income tax provision	23,167	(24,923)	(4,229)	(3,205,639)	(3,211,624)
Income tax provision	(2,022)	(250)	(1,133)	(999)	(4,404)
Net income	$25,189	$(24,673)	$(3,096)	$(3,204,640)	$(3,207,220)
Net income per common share — basic	$0.16	$(0.16)	$(0.02)	$(20.91)	$(20.94)
Net income per common share — fully diluted	$0.16	$(0.16)	$(0.02)	$(20.91)	$(20.94)